Assets and Liabilities for insurance and reinsurance contracts (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Abstract]
Summary of caption is comprised
(a)
This caption is comprised of the following:

	2025			2024
	Assets	Liabilities	Net	Assets	Liabilities	Net
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Reinsurance contracts held (*)	(17,078)	4,482	(12,596)	(18,602)	1,968	(16,634)

Insurance contracts issued
Liability for remaining coverage (**)	(40,104)	12,744,701	12,704,597	—	12,335,922	12,335,922
Liability for incurred claims	—	314,071	314,071	—	186,430	186,430
Total insurance contracts issued (b) and (c)	(40,104)	13,058,772	13,018,668	—	12,522,352	12,522,352
Total insurance contracts issued and reinsurance contracts held	(57,182)	13,063,254	13,006,072	(18,602)	12,524,320	12,505,718

(*) Correspond to the ceded part of the reinsurance contracts mainly life insurance contracts.

(**) In October 2024, the Private Pension System carried out the Eighth Public Auction of the member portfolio for the Pension Insurance for Survivors and Disability. Interseguro was awarded a seventh of the portfolio. As of December 31, 2025, the debit balance corresponds to the estimation of premiums receivable from November and December. During 2026, this balance was fully collected.

Summary of movement of issued insurance contract liabilities

(b) The movement of issued insurance contract liabilities is presented below:

	2025
	Liabilities for remaining coverage		Liabilities for incurred claims in contracts measured by the general model (BBA) and variable fee approach (VFA)		Liabilities for incurred claims in contracts measured by the Premium Allocation Approach (PAA)
	Excluding loss component	Loss component	Fulfillment Cash Flows (FCF)	Risk Adjustment (RA)	Fulfillment Cash Flows (FCF)	Risk Adjustment (RA)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balance as of January 1, 2025	11,593,754	742,168	148,101	4,271	33,276	782	12,522,352
Insurance revenue	(1,124,366)	—	—	—	—	—	(1,124,366)
Contracts under fair value, BBA and VFA approach	(627,800)	—	—	—	—	—	(627,800)
Contracts under PAA approach	(496,566)	—	—	—	—	—	(496,566)
Insurance service expenses	171,463	(79,044)	444,236	(2,127)	319,554	5,097	859,179
Incurred claims and other expenses	—	—	971,901	107	208,745	5,097	1,185,850
Amortization of insurance acquisition cash flows	171,463	—	—	—	—	—	171,463
Losses on onerous contracts and reversals of those losses	—	(79,044)	—	—	—	—	(79,044)
Changes to liabilities for incurred claims	—	—	(527,665)	(2,234)	110,809	—	(419,090)
Insurance service result	(952,903)	(79,044)	444,236	(2,127)	319,554	5,097	(265,187)
Insurance financial expenses	1,373,048	76,119	—	—	—	—	1,449,167
Insurance financial result	637,678	76,119	—	—	—	—	713,797
Interest rate effect (*), see Note 3.4(d.1)	735,370	—	—	—	—	—	735,370
Effect of movements in exchange rates	(474,146)	(22,241)	(2,344)	(183)	(796)	(14)	(499,724)
Total changes in the statement of income and other comprehensive income	(54,001)	(25,166)	441,892	(2,310)	318,758	5,083	684,256
Net cash flow and investment component	487,946	—	(459,979)	—	(175,803)	—	(147,836)
Premiums received	1,323,126	—	—	—	—	—	1,323,126
Claims and other expenses paid	—	—	(1,038,800)	—	(175,803)	—	(1,214,603)
Insurance acquisition cash flows	(256,359)	—	—	—	—	—	(256,359)
Investment component	(578,821)	—	578,821	—	—	—	—
Balance as of December 31, 2025 (**)	12,027,699	717,002	130,014	1,961	176,231	5,865	13,058,772

(*) Comprises the variation in market interest rates. In 2025, the rates for pension business in US Dollars presented a decrease from 6.412 percent in 2024 to 5.596 percent in 2025; whereas rates for pension business in Soles presented a decrease from 6.922 percent in 2024 to 6.318 percent in 2025; and rates for pension business in Soles VAC presented a decrease, from 3.599 percent in 2024 to 3.352 percent in 2025.

(**) Balance does not include movement of the asset for S/40,104,000, see Note 14(a).

	2024
	Liabilities for remaining coverage		Liabilities for incurred claims in contracts measured by the general model (BBA) and variable fee approach (VFA)		Liabilities for incurred claims in contracts measured by the Premium Allocation Approach (PAA)
	Excluding loss component	Loss component	Fulfillment Cash Flows (FCF)	Risk Adjustment (RA)	Fulfillment Cash Flows (FCF)	Risk Adjustment (RA)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balance as of January 1, 2024	11,301,149	699,071	155,649	5,257	43,237	1,278	12,205,641
Insurance revenue	(768,758)	—	—	—	—	—	(768,758)
Contracts under fair value, BBA and VFA approach	(545,835)	—	—	—	—	—	(545,835)
Contracts under PAA approach	(222,923)	—	—	—	—	—	(222,923)
Insurance service expenses	136,433	(57,777)	454,446	(990)	101,245	(497)	632,860
Incurred claims and other expenses	—	—	979,959	106	47,549	(497)	1,027,117
Amortization of insurance acquisition cash flows	136,433	—	—	—	—	—	136,433
Losses on onerous contracts and reversals of those losses	—	(57,777)	—	—	—	—	(57,777)
Changes to liabilities for incurred claims	—	—	(525,513)	(1,096)	53,696	—	(472,913)
Insurance service result	(632,325)	(57,777)	454,446	(990)	101,245	(497)	(135,898)
Insurance financial expenses	622,313	97,206	—	—	—	—	719,519
Insurance financial result	562,759	97,206	—	—	—	—	659,965
Interest rate effect (*), see note 3.4(d.1)	59,554	—	—	—	—	—	59,554
Effect of movements in exchange rates	67,432	3,668	292	4	146	1	71,543
Total changes in the statement of income and other comprehensive income	57,420	43,097	454,738	(986)	101,391	(496)	655,164
Net cash flow and investment component	235,185	—	(462,286)	—	(111,352)	—	(338,453)
Premiums received	1,029,082	—	—	—	—	—	1,029,082
Claims and other expenses paid	—	—	(1,039,615)	—	(111,352)	—	(1,150,967)
Insurance acquisition cash flows	(216,568)	—	—	—	—	—	(216,568)
Investment component	(577,329)	—	577,329	—	—	—	—
Balance as of December 31, 2024	11,593,754	742,168	148,101	4,271	33,276	782	12,522,352

(*) Comprises the variation in market interest rate. In 2024, the rates for pension business in US Dollars presented an increase from 6.409 percent in 2023 to 6.412 percent in 2024; whereas rates for pension business in Soles presented a decrease from 6.962 percent in 2023 to 6.922 percent in 2024; and rates for pension business in Soles VAC presented a decrease, from 3.722 percent in 2023 to 3.599 percent in 2024.

Summary of issued insurance contracts' net asset or liability

(c) Following is the movement of the issued insurance contracts’ net asset or liability, showing the present value estimates of future cash flows, risk adjustment and the contractual service margin (CSM) for portfolios included in the life insurance unit:

	2025				2024
	Estimates of the present value of future cash flows	Risk Adjustment	Contractual Service Margin (d)	Total	Estimates of the present value of future cash flows	Risk Adjustment	Contractual Service Margin (d)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balance as of January 1	11,305,123	277,284	870,851	12,453,258	11,072,275	302,764	742,870	12,117,909
Changes that relate to current services
Contractual service margin recognized for services provided	—	—	(132,263)	(132,263)	—	—	(94,596)	(94,596)
Risk adjustment recognized for the risk expired	—	(20,797)	—	(20,797)	—	(12,257)	—	(12,257)
Experience adjustments	(62,243)	—	—	(62,243)	(30,427)	—	—	(30,427)
Changes that relate to future services
Contracts initially recognized in the period	(325,501)	18,385	341,071	33,955	(260,895)	13,417	269,737	22,259
Changes in estimates that adjust the contractual service margin	55,515	(2,003)	(53,512)	—	101,713	(6,470)	(95,243)	—
Changes in estimates that do not adjust the contractual service margin	(36,850)	(8,407)	—	(45,257)	23,807	(36,502)	—	(12,695)
Changes that relate to past services
Adjustments to liabilities for incurred claims	(15,548)	(2,322)	—	(17,870)	(6,806)	—	—	(6,806)
Insurance service result	(384,627)	(15,144)	155,296	(244,475)	(172,608)	(41,812)	79,898	(134,522)
Insurance financial expenses	1,356,275	26,873	66,019	1,449,167	658,081	15,090	46,348	719,519
Insurance financial result	620,905	26,873	66,019	713,797	598,527	15,090	46,348	659,965
Interest rate effect, see Note 3.4(d.1)	735,370	—	—	735,370	59,554	—	—	59,554

Effect of movements in Exchange rates	(477,123)	(9,115)	(12,226)	(498,464)	68,286	1,242	1,735	71,263
Total changes in the statement of income and other comprehensive income	494,525	2,614	209,089	706,228	553,759	(25,480)	127,981	656,260
Cash flows	(320,715)	—	—	(320,715)	(320,911)	—	—	(320,911)
Premiums received	825,245	—	—	825,245	812,221	—	—	812,221
Claims and other expenses paid	(1,038,800)	—	—	(1,038,800)	(1,039,615)	—	—	(1,039,615)
Insurance acquisition cash flows	(107,160)	—	—	(107,160)	(93,517)	—	—	(93,517)
Balance as of December 31 (*)	11,478,933	279,898	1,079,940	12,838,771	11,305,123	277,284	870,851	12,453,258

(*) Balance does not include PPA movement of LRC and LIC amounting to S/179,897,000 (liabilities for S/220,001,000 and assets for S/40,104,000) and S/69,094,000 as of December 31, 2025 and 2024, respectively.

Summary of CSM movement for insurance contract portfolios

(d) Following is the CSM movement for insurance contract portfolios for the periods 2025 and 2024:

	2025	2024
	Total Contracts using the fair value approach	Total Contracts using the fair value approach
	S/(000)	S/(000)
Contractual Service Margin as of January 1	870,851	742,870
Changes that relate to current services
Contractual service margin recognized for services provided	(132,263)	(94,596)
Changes that relate to future services
Contracts initially recognized in the period	341,071	269,737
Changes in estimates that adjust the contractual service margin	(53,512)	(95,243)
Insurance service result	155,296	79,898
Insurance financial expenses	66,019	46,348
Effect of movements in exchange difference	(12,226)	1,735
Total changes in the statement of income	209,089	127,981
Other movements	—	—
Balance as of December 31	1,079,940	870,851

Summary of new insurance contracts issued

(e) The following table details the components of the new insurance contracts issued and included in the life insurance unit:

	2025			2024
	Contracts issued			Contracts issued
	Non-onerous	Onerous	Total	Non-onerous	Onerous	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance contract liabilities
Estimate of present value of future cash outflows, excluding insurance acquisition cash flows	747,034	231,589	978,623	652,557	218,540	871,097
Estimates of insurance acquisition cash flows	81,917	16,719	98,636	75,164	17,338	92,502
Estimate of present value of future cash outflows	828,951	248,308	1,077,259	727,721	235,878	963,599
Estimates of present value of future cash inflows	(1,185,466)	(217,294)	(1,402,760)	(1,008,629)	(215,865)	(1,224,494)
Risk adjustment	15,444	2,941	18,385	11,171	2,246	13,417
Contractual service margin	341,071	—	341,071	269,737	—	269,737
Losses on onerous contracts at initial recognition	—	33,955	33,955	—	22,259	22,259

Summary of CSM is expected to be in profit or loss

(f) Following is the disclosure of when the CSM is expected to be in profit or loss in future years:

	2025
	Less than a year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Insurance contracts issued -
Pensions	(2,750)	713	3,822	5,936	7,322	334,959	350,002
Life	32,149	29,727	28,627	28,227	28,437	419,014	566,181
General insurance	45,484	33,955	24,251	16,028	9,555	34,484	163,757
	74,883	64,395	56,700	50,191	45,314	788,457	1,079,940

	2024
	Less than a year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Insurance contracts issued -
Pensions	(11,923)	(10,803)	(9,509)	(8,481)	(7,654)	350,817	302,447
Life	(3,773)	(3,615)	(2,780)	(877)	1,665	448,532	439,152
General insurance	30,864	23,683	16,570	11,035	6,961	40,139	129,252
	15,168	9,265	4,281	1,677	972	839,488	870,851

Summary of reconciliation of the amount included in net unrealized income for insurance premium reserves

(g) Reconciliation of the amount included in net unrealized income for insurance premium reserves. On transition to IFRS 17, the Group applied the fair value approach for certain groups of contracts with term-life cover and surrender options. The movement in the fair value reserve for related financial assets measured at fair value through other comprehensive income is disclosed below:

	2025	2024
	S/(000)	S/(000)
Cumulative other comprehensive income, opening balance	682,727	744,116
Losses recognized in other comprehensive income in the period	(735,370)	(59,554)
Rate effect of “Renta Particular” contract (*)	(1,850)	1,065
Others	725	(2,900)
Cumulative other comprehensive income, closing balance	(53,768)	682,727

(*) Comprises the variation in market interest rate of contracts with investment component recorded in the caption “other accounts payable, provisions and other liabilities”, see Note 10(a).